Finance Receivables	12 Months Ended
Mar. 31, 2013
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables (consumer finance receivables) derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets. Receivables on past due operating lease rental payments are included in other current assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2012 and 2013:

	Yen (millions)
	2012	2013
Retail	¥3,328,140	¥3,865,430
Direct financing lease	380,339	448,672
Wholesale flooring	265,644	389,562
Commercial loans	35,678	42,433

Total finance receivables	4,009,801	4,746,097
Less:
Allowance for credit losses	23,049	19,716
Allowance for losses on lease residual values	5,366	3,354
Unearned interest income and fees	16,951	18,697

	3,964,435	4,704,330
Less:
Finance receivables included in trade accounts and notes receivables, net	334,044	461,450
Finance receivables included in other assets, net	184,277	211,743

Finance subsidiaries-receivables, net	3,446,114	4,031,137
Less current portion	1,081,721	1,243,002

Noncurrent finance subsidiaries-receivables, net	¥2,364,393	¥2,788,135

Allowance for credit losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions. The allowance for credit losses is management’s estimate of probable losses incurred on finance receivables.

Consumer finance receivables consist of a large number of smaller-balance homogenous loans and leases and are collectively evaluated for impairment. The finance subsidiaries of the Company utilize various methodologies when estimating the allowance for credit losses including models that incorporate vintage loss and delinquency migration analysis. The models take into consideration attributes of the portfolio including loan-to-value ratios, internal and external credit scores, and collateral types. Economic factors such as used vehicle prices, unemployment rates, and consumer debt service burdens are also incorporated when estimating losses.

Wholesale receivables are considered to be impaired when it is probable that the finance subsidiaries of the Company will be unable to collect all amounts due according to the original terms of the contract. Wholesale receivables are evaluated for impairment on an individual dealer basis. Ongoing evaluations of dealerships are performed to determine whether there is evidence of impairment. Factors can include payment performance, overall dealership financial performance, or known difficulties experienced by the dealership.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2012 and 2013.

	Yen (millions)
For the year ended March 31, 2012	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of year	¥20,497	¥1,151	¥1,401	¥23,049

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for losses on lease residual values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following tables present an age analysis of past due finance receivables at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140
Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit quality indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Group A	Group B	Total
Wholesale
Wholesale flooring	¥150,473	¥115,171	¥265,644
Commercial loans	18,306	17,372	35,678

Total	¥168,779	¥132,543	¥301,322

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥1,729,858

2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311

3,016,239

Total	¥4,746,097

Other finance receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed by the FASB Accounting Standards Codification (ASC) 310 “Receivables” of ¥48,544 million and ¥37,274 million are included in other current assets, investments and advances-other and other assets in the consolidated balance sheets at March 31, 2012 and 2013, respectively. Honda estimates, individually, the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥20,320 million and ¥19,562 million at March 31, 2012 and 2013, respectively, for which the allowance for credit losses were ¥20,299 million and ¥19,541 million at March 31, 2012 and 2013, respectively.

Regarding the other finance receivables which are not impaired, there are no past due receivables.